Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Tax prepayments	¥ 210,454	$ 30,095	¥ 261,943
Prepaid expenses	51,016	7,295	16,882
Rental and other deposits	11,338	1,621	12,801
Receivables from third-party payment platform	22,414	3,205	31,720
Other receivables	13,511	1,932	13,595
Prepaid expenses and other current assets	¥ 308,733	$ 44,148	¥ 336,941